Divestiture and discontinued operations (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of a business, net of tax on disposal	$ (15,026,000)		$ (0)	$ (0)
Arago Group
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation expense from discontinued operations	3,528		21,680
Depreciation expense from discontinued operations	86,880		408,728
Accumulated translation adjustment loss	1,156,401		$ 1,245,896
Proceeds from divestiture of business	26,827,022	€ 25,527,955
Loss on disposal of a business, net of tax on disposal	$ (15,026,000)